Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	PLUMAS BANCORP
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	000-49883
Entity, Tax Identification Number	75-2987096
Entity, Address, Address Line One	5525 Kietzke Lane
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Reno
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	786-0907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	PLBC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001168455